COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2023
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Schedule of commitments and contingent liabilities

	2023	2022

Collateral given for the Company’s own liabilities	581.0	764.5
Other commitments	1,146.8	1,368.1
	1,727.8	2,132.6

Commitments to suppliers - Property, plant and equipment and Intangible	1,000.8	276.7
Commitments to suppliers - Inventories	38,391.0	50,088.6
	39,391.8	50,365.3

Schedule of future contractual commitments

	2023	2022

Less than 1 year	9,619.2	12,491.0
Between 1 and 2 years	9,536.3	10,315.3
More than 2 years	20,236.3	27,559.0
	39,391.8	50,365.3